Debt - Summary of Detailed Information about Borrowings, Terms and Conditions for Loans and Borrowings (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 86,448	R$ 285,971	R$ 387,382
5.50% Secured borrowing - FINAME/BNDES [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Nominal interest rate p.a.	5.50%	5.50%
Years of maturity	2018
Long-term debt	$ 60	R$ 200	506
3.0% Secured borrowing - FINAME/BNDES [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Nominal interest rate p.a.	3.00%	3.00%
Years of maturity	2018
Long-term debt	$ 102	R$ 338	926
100% of CDI + 3.2% nonconvertible notes - debentures [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	100% of CDI + 3.2%
Nominal interest rate p.a.	3.20%	3.20%
Borrowings, adjustment to interest rate basis	100.00%	100.00%
Years of maturity	2020
Long-term debt	$ 25,454	R$ 84,202	122,284
138.5% of CDI secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	138.5% of CDI
Borrowings, adjustment to interest rate basis	138.50%	138.50%
Years of maturity	2020
Long-term debt	$ 35,002	R$ 115,783	130,001
100% of CDI + 4.74% secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	100% of CDI + 4.74%
Nominal interest rate p.a.	4.74%	4.74%
Borrowings, adjustment to interest rate basis	100.00%	100.00%
Years of maturity	2020
Long-term debt			64,819
100% of CDI + 3.65% Secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	100% of CDI + 3.65%
Nominal interest rate p.a.	3.65%	3.65%
Borrowings, adjustment to interest rate basis	100.00%	100.00%
Years of maturity	2020
Long-term debt	$ 17,174	R$ 56,811	59,219
TJLP +3% Secured borrowing - working Capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	TJLP +3%
Nominal interest rate p.a.	3.00%	3.00%
Years of maturity	2026
Long-term debt	$ 7,916	R$ 26,188
129.5% of CDI secured borrowing - working capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	RS
Borrowings, interest rate basis	129.5% of CDI
Borrowings, adjustment to interest rate basis	129.50%	129.50%
Years of maturity	2017
Long-term debt			4,466
TIIE + 1.6% Bank loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Currency	MXN
Borrowings, interest rate basis	TIIE + 1.6%
Nominal interest rate p.a.	1.60%	1.60%
Years of maturity	2017
Long-term debt			R$ 5,161
TIIE + 1.6% Bank loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Currency	MXN
Borrowings, interest rate basis	TIIE + 1.6%
Nominal interest rate p.a.	1.60%	1.60%
Years of maturity	2018
Long-term debt	$ 740	R$ 2,449